Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 01, 2015
Advisor Shares | Artisan Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ARTISAN VALUE FUND Advisor – APDLX
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Artisan Value Fund seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57.90% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.90%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Artisan employs a fundamental investment process to construct a diversified portfolio of equity securities across a broad capitalization range that Artisan believes are undervalued, in solid financial condition and have attractive business economics. Artisan believes companies with these characteristics are less likely to experience eroding values over the long term.
  Attractive Valuation. Artisan values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that Artisan believes would be reasonable. Artisan generally will purchase a security if the stock price falls below or toward the lower end of that range.
  Sound Financial Condition. Artisan favors companies with an acceptable level of debt and positive cash flow. At a minimum, Artisan tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.
  Attractive Business Economics. Artisan favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.
The Fund often finds investment opportunities in companies that have one or more of the following characteristics:
  Turnarounds. At times, the Fund invests in companies that have had poor results due to company-specific and/or industry-wide conditions that Artisan believes will not continue indefinitely.
  Companies in Transition. A company’s stock price may not reflect positive change in the business, such as new management, new products or a cyclical uptrend in an industry. Artisan tries to identify investments for the Fund ahead of broad recognition of changes that may be expected to cause the stock’s price to rise.
  Earnings Shortfalls. The Fund may invest in a company, in a group or industry that is out of favor, or whose earnings have disappointed, causing its stock price to drop below Artisan’s estimate of the value of the business and creating the potential for patient investors to benefit when those earnings improve.
The Fund may invest up to 25% of its total assets at market value at the time of purchase in common stocks and other equity securities of non-U.S. companies (including depositary receipts) and securities trading on non-U.S. exchanges. The Fund’s investments in non-U.S. securities may include investments in developed markets, as well as emerging and less developed markets.

The Fund invests in common stocks and other equity securities of companies across a broad capitalization range. The Fund will invest in U.S. companies with market capitalizations of at least $2 billion at the time of initial purchase, although the Fund may invest in a U.S. company with a lower market capitalization if it already holds a position in that company. There is no restriction on the size of the non-U.S. companies in which the Fund may invest.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.
  Value Investing Risks. Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level Artisan considers its intrinsic value.
  Foreign Investing Risks. Foreign securities may underperform U.S. securities, and may be more volatile than U.S. securities. Risks relating to investments in foreign securities and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks.
  Currency Risks. Foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, the Fund’s exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has positions in securities traded in that currency.
  Risks of Emphasizing a Region, Country, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an effect on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The following table shows the Fund’s Investor Shares’ average annual total returns and the change in value of two broad-based market indices over various periods ended December 31, 2013. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.344.1770
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artisanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns (Investor Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 22.76% (quarter ended 6/30/09) Worst Quarter -24.29% (quarter ended 12/31/08) Total return for the period 1/1/14 through 3/31/14 for the Fund’s Investor Shares was 2.83%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Because the Fund’s Advisor Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund’s Investor Shares. Advisor Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of the Advisor Shares will be different from the performance of Investor Shares because the Total Annual Fund Operating Expenses associated with each class will be different.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Investor Shares) (For Periods Ended 12/31/2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Fund’s Investor Shares’ average annual total returns and the change in value of two broad-based market indices over various periods ended December 31, 2013. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/13
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanfunds.com.
Advisor Shares | Artisan Value Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APDLX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets		[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets		[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets
1 Year	rr_ExpenseExampleYear01
3 Years	rr_ExpenseExampleYear03
5 Years	rr_ExpenseExampleYear05
10 Years	rr_ExpenseExampleYear10
Advisor Shares | Artisan Value Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	2.26%	[3]
2008	rr_AnnualReturn2008	(37.48%)	[3]
2009	rr_AnnualReturn2009	35.51%	[3]
2010	rr_AnnualReturn2010	11.32%	[3]
2011	rr_AnnualReturn2011	5.49%	[3]
2012	rr_AnnualReturn2012	13.65%	[3]
2013	rr_AnnualReturn2013	25.75%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.29%)
1-Year	rr_AverageAnnualReturnYear01	25.75%	[4]
5-Year	rr_AverageAnnualReturnYear05	17.86%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.58%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2006	[4]
Advisor Shares | Artisan Value Fund | Return after taxes on distributions | Investor
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	24.07%	[4]
5-Year	rr_AverageAnnualReturnYear05	17.44%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.94%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2006	[4]
Advisor Shares | Artisan Value Fund | Return after taxes on distributions and sale of Fund shares | Investor
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	15.73%	[4]
5-Year	rr_AverageAnnualReturnYear05	14.52%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.12%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2006	[4]
Advisor Shares | Artisan Value Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	33.11%	[4]
5-Year	rr_AverageAnnualReturnYear05	18.59%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.12%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2006	[4]
Advisor Shares | Artisan Value Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	32.53%	[4]
5-Year	rr_AverageAnnualReturnYear05	16.67%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.92%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2006	[4]

[1]	"Management Fees" are shown for the Fund's Investor Shares for the fiscal year ended September 30, 2013.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	Because the Fund's Advisor Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund's Investor Shares. Advisor Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of the Advisor Shares will be different from the performance of Investor Shares because the Total Annual Fund Operating Expenses associated with each class will be different.
[4]	Because the Fund's Advisor Shares have not been offered for a full calendar year, the information provided represents the returns of the Fund's Investor Shares. Advisor Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Advisor Shares will be different from the performance of Investor Shares because the Total Annual Fund Operating Expenses associated with each class will be different.